Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Net income (1)	[1]	$ 65,225,000	$ 58,957,000	$ 82,165,000
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation		89,743,000	89,844,000	88,756,000
Amortization of contract intangibles / liabilities		(912,000)	(912,000)	(912,000)
Amortization of deferred revenue				(1,056,000)
Amortization of deferred debt issuance cost		2,503,000	2,617,000	3,188,000
Drydocking expenditure		(2,724,000)	(252,000)	(12,421,000)
Income tax expense		10,000	9,000	(2,000)
Income taxes paid		(87,000)	(132,000)	(190,000)
Unrealized (gain) loss on derivative instruments		22,042,000	18,676,000	(2,076,000)
Unrealized (gain) loss on foreign currency transactions		(507,000)	44,000	45,000
Changes in operating assets and liabilities
Decrease (increase) in amounts due from related parties		(3,039,000)	(1,547,000)	(49,000)
Decrease (increase) in inventories		(225,000)	152,000	55,000
Decrease (increase) in other current assets		(1,865,000)	(912,000)	3,256,000
Decrease (increase) in accrued revenue		1,108,000	(168,000)	(2,114,000)
Increase (decrease) in trade accounts payable		700,000	(2,100,000)	(1,297,000)
Increase (decrease) in accrued expenses		(1,859,000)	153,000	(1,052,000)
Increase (decrease) prepaid charter		(1,469,000)	1,121,000	(3,154,000)
Increase (decrease) in amounts due to related parties		597,000	142,000	(4,496,000)
Net cash provided by operating activities		169,241,000	165,692,000	148,646,000
INVESTING ACTIVITIES
Disposals (additions) to vessel and equipment		(339,000)		(117,000)
Net cash provided by (used in) investing activities		(21,433,000)		(15,493,000)
FINANCING ACTIVITIES
Proceeds from long-term debt		33,000,000		497,779,000
Repayment of long-term debt		(92,834,000)	(84,534,000)	(527,979,000)
Repayment of long-term debt from related parties				(22,535,000)
Payment of debt issuance cost		(90,000)	21,000	(5,301,000)
Cash distribution		(79,336,000)	(79,336,000)	(79,336,000)
Net proceeds from issuance of common units				(4,000)
Net cash used in financing activities		(139,260,000)	(163,848,000)	(137,376,000)
Effect of exchange rate changes on cash		510,000	(30,000)	(169,000)
Net increase (decrease) in cash and cash equivalents		9,058,000	1,813,000	(4,392,000)
Cash and cash equivalents at the beginning of the period		43,525,000	41,712,000	46,104,000
Cash and cash equivalents at the end of the period		52,583,000	$ 43,525,000	41,712,000
Tove Knutsen [Member]
INVESTING ACTIVITIES
Acquisition of Tove Knutsen (net of cash acquired)		$ (21,094,000)
Anna Knutsen [Member]
INVESTING ACTIVITIES
Acquisition of Tove Knutsen (net of cash acquired)				$ (15,376,000)

[1]	included in net income are interests paid amounting to $31.0, $49.0 and $45.9 million as of December 31, 2020, 2019 and 2018, respectively.